Note 14 - Segment Information (Details Textual)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Number of Reportable Segments	3
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | Non-US [Member]
Concentration Risk, Percentage	6.50%	7.50%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Green Giant Vegetables [Member]
Concentration Risk, Percentage	9.00%	6.00%